MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4: MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2023 and 2022.

	December 31, 2023
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair Value

U.S. Treasuries	$84,811	$(124)	$81	$84,768
U.S. Government Agencies	31,750	(22)	76	31,804
Total	$116,561	$(146)	$157	$116,572

Out of the total unrealized losses, an amount of $64 has been in a continuous unrealized loss position for twelve months or longer.

	December 31, 2022
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair Value

U.S. Treasuries	$68,084	$(64)	$86	$68,106
U.S. Government Agencies	17,426	(30)	19	17,415
Total	$85,510	$(94)	$105	$85,521

The following tables summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2023 and 2022 by contractual years-to maturity:

	December 31, 2023
	Amortized cost	Fair Value

Due within one year	$60,310	$60,290
Due between one and three years	56,251	56,282
Total	$116,561	$116,572

	December 31, 2022
	Amortized cost	Fair Value

Due within one year	$42,214	$42,187
Due between one and three years	43,296	43,334
Total	$85,510	$85,521